Stock option arrangements (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of the Company’s stock options issued and outstanding
Stock option granted and outstanding, Number of options
Total Exercisable at September 30, 2012	4,795,000
Stock option, Exercise price	$ 2.48
Stco option, Weighted average remaining life	8 years 10 months 17 days
Employee Stock Option [Member]
Summary of the Company’s stock options issued and outstanding
Stock option granted and outstanding, Number of options	3,660,000	3,660,000
Stock option granted and outstanding, Exercise Price	$ 2	$ 2
Stock option granted and outstanding, Weighed Average Remaining Life	9 years 2 months 12 days
Employee Stock Option 1 [Member]
Summary of the Company’s stock options issued and outstanding
Stock option granted and outstanding, Number of options	1,120,000	15,000
Stock option granted and outstanding, Exercise Price	$ 4	$ 5
Stock option granted and outstanding, Weighed Average Remaining Life	7 years 9 months 18 days
Employee Stock Option 2 [Member]
Summary of the Company’s stock options issued and outstanding
Stock option granted and outstanding, Number of options	15,000	1,110,000
Stock option granted and outstanding, Exercise Price	$ 5	$ 4
Stock option granted and outstanding, Weighed Average Remaining Life	7 years 10 months 24 days